JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.3%
Auto Components — 0.7%
BorgWarner, Inc.	3,136	115,031

Banks — 8.6%
Citizens Financial Group, Inc.	4,781	169,105
Comerica, Inc.	1,308	86,286
Fifth Third Bancorp	8,625	236,147
First Republic Bank	1,610	155,646
Huntington Bancshares, Inc.	9,389	133,980
M&T Bank Corp.	1,928	304,614
SunTrust Banks, Inc.	4,235	291,396
Zions Bancorp NA (a)	1,403	62,455

		1,439,629

Beverages — 1.7%
Constellation Brands, Inc., Class A	720	149,230
Keurig Dr Pepper, Inc. (a)	2,467	67,406
Molson Coors Brewing Co., Class B	1,073	61,688

		278,324

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,345	128,247

Capital Markets — 5.1%
Ameriprise Financial, Inc.	1,328	195,304
Invesco Ltd. (a)	3,230	54,722
Northern Trust Corp. (a)	1,885	175,920
Raymond James Financial, Inc.	1,945	160,418
T. Rowe Price Group, Inc.	2,352	268,743

		855,107

Chemicals — 1.1%
Sherwin-Williams Co. (The)	349	192,071

Communications Equipment — 0.2%
CommScope Holding Co., Inc. * (a)	3,132	36,833

Construction Materials — 1.0%
Martin Marietta Materials, Inc.	628	172,060

Consumer Finance — 0.2%
Ally Financial, Inc.	1,266	41,974

Containers & Packaging — 2.6%
Ball Corp.	2,022	147,206
Silgan Holdings, Inc.	5,695	171,042
Westrock Co.	3,243	118,222

		436,470

Distributors — 0.6%
Genuine Parts Co.	1,068	106,385

Electric Utilities — 4.4%
Edison International	2,192	165,320
Evergy, Inc.	2,739	182,315
Xcel Energy, Inc.	6,085	394,886

		742,521

Electrical Equipment — 2.6%
Acuity Brands, Inc.	1,181	159,131
AMETEK, Inc.	1,964	180,376
Hubbell, Inc.	758	99,547

		439,054

Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	1,799	173,584
Arrow Electronics, Inc. *	2,178	162,443
CDW Corp.	1,667	205,391
Keysight Technologies, Inc. *	1,159	112,705
SYNNEX Corp.	512	57,763

		711,886

Equity Real Estate Investment Trusts (REITs) — 12.4%
American Campus Communities, Inc.	2,040	98,070
American Homes 4 Rent, Class A	4,222	109,300
AvalonBay Communities, Inc.	1,112	239,507
Boston Properties, Inc.	1,590	206,211
Brixmor Property Group, Inc.	7,600	154,203
Essex Property Trust, Inc. (a)	462	150,983
Federal Realty Investment Trust	1,362	185,423
JBG SMITH Properties	1,810	70,978
Kimco Realty Corp.	6,039	126,100
Outfront Media, Inc.	4,861	135,029
Rayonier, Inc.	4,212	118,775
Regency Centers Corp.	1,547	107,512
Ventas, Inc.	1,315	96,014
Vornado Realty Trust	2,764	176,007
Weyerhaeuser Co.	3,774	104,540

		2,078,652

Food & Staples Retailing — 0.6%
Kroger Co. (The)	3,651	94,114

Food Products — 0.9%
Post Holdings, Inc. *	1,370	144,972

Gas Utilities — 0.9%
National Fuel Gas Co. (a)	3,102	145,540

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	1,745	239,499

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	1,995	164,253
Cigna Corp.	725	109,994
Covetrus, Inc. * (a)	1,441	17,135
Henry Schein, Inc. * (a)	1,887	119,800
Humana, Inc.	284	72,539
Laboratory Corp. of America Holdings *	1,125	188,988
Universal Health Services, Inc., Class B	1,315	195,620

		868,329

Hotels, Restaurants & Leisure — 0.8%
Hilton Worldwide Holdings, Inc.	1,406	130,885

Household Durables — 1.4%
Mohawk Industries, Inc. *	1,240	153,823
Newell Brands, Inc.	4,614	86,371

		240,194

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.6%
Energizer Holdings, Inc. (a)	2,420	105,447

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	743	108,105

Insurance — 8.0%
Alleghany Corp. *	166	132,527
Hartford Financial Services Group, Inc. (The)	4,309	261,188
Lincoln National Corp.	2,087	125,881
Loews Corp.	6,274	323,010
Marsh & McLennan Cos., Inc.	1,524	152,504
Principal Financial Group, Inc.	735	42,025
Progressive Corp. (The)	1,864	144,017
Unum Group	847	25,171
WR Berkley Corp.	1,834	132,449

		1,338,772

Internet & Direct Marketing Retail — 1.5%
Expedia Group, Inc. (a)	1,851	248,807

IT Services — 0.9%
Jack Henry & Associates, Inc.	1,066	155,651

Machinery — 3.7%
IDEX Corp.	944	154,632
ITT, Inc.	984	60,221
Lincoln Electric Holdings, Inc.	994	86,224
Middleby Corp. (The) * (a)	1,333	155,795
Snap-on, Inc.	1,094	171,298

		628,170

Media — 2.5%
CBS Corp. (Non-Voting), Class B	1,999	80,703
DISH Network Corp., Class A *	3,115	106,129
Liberty Broadband Corp., Class C *	921	96,452
Liberty Media Corp.-Liberty SiriusXM, Class C *	3,404	142,825

		426,109

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc. (a)	2,257	54,658

Multiline Retail — 1.3%
Kohl’s Corp.	2,760	137,047
Nordstrom, Inc. (a)	2,371	79,836

		216,883

Multi-Utilities — 6.2%
CMS Energy Corp.	5,656	361,731
Sempra Energy (a)	1,802	265,965
WEC Energy Group, Inc.	4,273	406,343

		1,034,039

Oil, Gas & Consumable Fuels — 5.0%
Cabot Oil & Gas Corp. (a)	6,461	113,524
Diamondback Energy, Inc.	2,511	225,792
EQT Corp. (a)	4,695	49,950
Equitrans Midstream Corp. (a)	4,331	63,020
PBF Energy, Inc., Class A	3,636	98,875
Williams Cos., Inc. (The)	11,774	283,287

		834,448

Personal Products — 0.3%
Coty, Inc., Class A (a)	4,622	48,575

Real Estate Management & Development — 1.6%
CBRE Group, Inc., Class A *	3,974	210,660
Cushman & Wakefield plc * (a)	2,831	52,461

		263,121

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	680	75,952

Software — 1.0%
Synopsys, Inc. *	1,184	162,469

Specialty Retail — 3.9%
AutoZone, Inc. *	231	250,114
Best Buy Co., Inc.	2,292	158,145
Gap, Inc. (The)	5,276	91,585
Tiffany & Co. (a)	1,639	151,802

		651,646

Textiles, Apparel & Luxury Goods — 1.5%
PVH Corp.	1,303	114,963
Ralph Lauren Corp.	1,390	132,705

		247,668

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	1,053	76,357

TOTAL COMMON STOCKS (Cost $10,306,240)		16,314,654

SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $451,463)	451,327	451,462

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	369,000	369,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	69,274	69,274

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $438,295)		438,274

Total Investments — 102.6% (Cost $11,195,998)		17,204,390
Liabilities in Excess of Other Assets — (2.6)%		(442,275)

Net Assets — 100.0%		16,762,115

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $427,815,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,204,390	$—	$—	$17,204,390

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$715,289	$245,052	$508,834	$24	$(69)	$451,462	451,327	$3,297	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(a)(b)	296,060	533,001	460,000	(15)	(46)	369,000	369,000	1,888	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	58,776	362,411	351,913	—	—	69,274	69,274	326	—

Total	$1,070,125	$1,140,464	$1,320,747	$9	$(115)	$889,736		$5,511	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.